Note 4 - Common Stock	12 Months Ended
May 31, 2012
Note 4 - Common Stock:
Note 4 - Common Stock

NOTE 4 – COMMON STOCK

On July 31, 2009 the Company issued 5,000,000 shares of its common stock to its President and Chief Executive Officer, Lawson Kerster at a price of  $0.001 per share or $5,000 in return for his time effort and expense of forming the company and keeping it in good standing.

On May 31, 2010 the Company issued 5,000,000 shares of our common stock to our Secretary/Treasurer and Chief Financial Officer, Rachael Hodyno at a price of $0.001 per share or $5,000 in return for her agreement to join our Board of Directors, become an officer of the registrant and her agreement to provide the computer and internet expertise in constructing our websites and providing the server for operation of the sites, at no charge.

On April 30, 2010 the Company issued 4,700,000 shares of our common stock to 43 US persons at a price of $0.01 per share.

On July 19, 2010 the Company issued 400,000 shares of our common stock to four US individuals (one representing a children’s Trust), at a price of $0.01 per share.